MATTHEWS ASIA FUNDS

SUPPLEMENT DATED OCTOBER 1, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2021, AS SUPPLEMENTED (THE “SAI”)

For all existing and prospective shareholders of Matthews Asia Dividend Fund:

Effective immediately, S. Joyce Li, CFA, previously a Co-Manager of the Matthews Asia Dividend Fund, will act as a Lead Manager of the Matthews Asia Dividend Fund. Therefore, effective immediately, the following disclosure is added to the table under the heading “Management of the Funds – Trustees and Officers” on page 43 of the SAI:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

OFFICERS WHO ARE NOT TRUSTEES[1]

S. Joyce Li, CFA Born 1978	Vice President	Since 2021	Portfolio Manager (since 2017), Senior Research Analyst (2016-2017), Matthews (Investment Management).

In addition, effective immediately, the following disclosure is added to the table under the heading “Management of the Funds – Portfolio Managers” on page 71 of the SAI:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
S. Joyce Li, CFA* Lead Manager of the Matthews Asia Dividend Fund; Co- Manager of the Matthews China Dividend Fund	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 1 0	0 238,837,531 0	0 0 0	0 0 0

*	Information for Ms. Li is provided as of August 31, 2021.

In addition, effective immediately, the following disclosure is added to the table under the heading “Management of the Funds – Portfolio Managers” on page 75 of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
S. Joyce Li**	• Matthews Asia Dividend Fund • Matthews China Dividend Fund* • Matthews Asia Innovators Fund* • Matthews Emerging Markets Equity Fund*	Over $100,000 $10,001-$50,000 $1-$10,000 $1-$10,000

* The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

** Information regarding equity securities beneficially owned by Ms. Li is provided as of August 31, 2021.

Please retain this Supplement with your records.

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